Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Nov. 04, 2024 USD ($) shares $ / shares	Jan. 03, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
It has been the People & Compensation Committee’s long-standing practice to grant equity awards pursuant to a set cadence. New hire or promotion equity awards are typically granted on the first day of the month following the employee’s start date or promotion in the case of RSUs or the second trading day of the month following the employee’s start date or promotion in the case of stock options. Newly appointed directors receive a stock option grant on their date of appointment to the Board. Regardless, all equity awards are approved on or before the date of grant. Additionally, the Company typically grants stock options and RSUs to its directors at its June board meeting, which historically has been the day following the annual meeting of stockholders—a date determined (in most cases) nine-to-twelve months in advance. The grant date for those awards has historically been the date of the June board meeting. Prior to 2025, the Company would also grant annual equity awards to its named executive officers and other employees on this date, although it shifted this date to February in 2025 for this population to better align the performance review process with compensation decisions related to the Company’s annual performance and pay review cycle. The Company intends to grant these annual equity awards to employees in February on a go-forward basis.
The grant price of a stock option is the closing price of the Company’s common stock on the Nasdaq Global Select Market on the date of grant. The grant price of an RSU is the closing price of the Company’s common stock on the Nasdaq Global Select Market on the date of grant, or the previous trading day if the date of the RSU grant falls on a weekend or market holiday.
All equity grants require approval by the board or the People & Compensation Committee (or the Chief Executive Officer on behalf of the People & Compensation Committee for grants made to employees with a title of Vice President or below, provided that such grants are reviewed periodically by the People & Compensation Committee).
It is the People & Compensation Committee’s philosophy that maintaining a consistent and formulaic grant practice, based on both its long-standing cadence and board meeting dates that are set in advance, is in the best interests of the Company and its stockholders. Any deviation from these practices is at the discretion of the board or the People & Compensation Committee. While the People & Compensation Committee has discretionary authority to grant equity awards outside of the cycle described above, it does not have a practice or policy of granting equity awards in anticipation of the release of material non-public information and, in any event, we do not time the release of material non-public information in coordination with grants of equity awards in a manner that intentionally affects the value of executive compensation. In addition, we do not take material nonpublic information into account when determining the timing and terms of our equity awards. Although we do not have a formal policy with respect to the timing of our equity award grants, the People & Compensation Committee has historically granted such awards on a predetermined schedule.
Pursuant to Item 402(x) of Regulation S-K, the following table includes information related to stock options awarded to our named executive officers during 2024 within four business days before the filing of the Company’s annual report on Form 10-K, a periodic report on Form 10-Q, or the filing or furnishing of a current report on Form 8-K that disclosed material nonpublic information and ending one business day after the filing or furnishing of such report.
Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/sh)	Grant Date Fair Value of the Award ($)
Percentage change in the
closing market price of
the securities underlying the award
between the trading day ending
immediately prior to the disclosure
of material nonpublic information
and the trading day beginning
immediately following the disclosure
of material nonpublic information
(%)

Frank Lee	1/3/2024	692,512	$32.07	$9,607,331	6.9%
Jonathan Slonin	1/3/2024	10,000	$32.07	$131,038	6.9%
Shawn Cross	11/4/2024	200,000	$16.45	$1,347,228	2.4%

Award Timing Method
It has been the People & Compensation Committee’s long-standing practice to grant equity awards pursuant to a set cadence. New hire or promotion equity awards are typically granted on the first day of the month following the employee’s start date or promotion in the case of RSUs or the second trading day of the month following the employee’s start date or promotion in the case of stock options. Newly appointed directors receive a stock option grant on their date of appointment to the Board. Regardless, all equity awards are approved on or before the date of grant. Additionally, the Company typically grants stock options and RSUs to its directors at its June board meeting, which historically has been the day following the annual meeting of stockholders—a date determined (in most cases) nine-to-twelve months in advance. The grant date for those awards has historically been the date of the June board meeting. Prior to 2025, the Company would also grant annual equity awards to its named executive officers and other employees on this date, although it shifted this date to February in 2025 for this population to better align the performance review process with compensation decisions related to the Company’s annual performance and pay review cycle. The Company intends to grant these annual equity awards to employees in February on a go-forward basis.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	While the People & Compensation Committee has discretionary authority to grant equity awards outside of the cycle described above, it does not have a practice or policy of granting equity awards in anticipation of the release of material non-public information and, in any event, we do not time the release of material non-public information in coordination with grants of equity awards in a manner that intentionally affects the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/sh)	Grant Date Fair Value of the Award ($)
Percentage change in the
closing market price of
the securities underlying the award
between the trading day ending
immediately prior to the disclosure
of material nonpublic information
and the trading day beginning
immediately following the disclosure
of material nonpublic information
(%)

Frank Lee	1/3/2024	692,512	$32.07	$9,607,331	6.9%
Jonathan Slonin	1/3/2024	10,000	$32.07	$131,038	6.9%
Shawn Cross	11/4/2024	200,000	$16.45	$1,347,228	2.4%

Frank Lee [Member]
Awards Close in Time to MNPI Disclosures
Name			Frank Lee
Underlying Securities | shares			692,512
Exercise Price | $ / shares			$ 32.07
Fair Value as of Grant Date | $			$ 9,607,331
Underlying Security Market Price Change			6.9
Jonathan Slonin [Member]
Awards Close in Time to MNPI Disclosures
Name			Jonathan Slonin
Underlying Securities | shares			10,000
Exercise Price | $ / shares			$ 32.07
Fair Value as of Grant Date | $			$ 131,038
Underlying Security Market Price Change			6.9
Shawn Cross [Member]
Awards Close in Time to MNPI Disclosures
Name		Shawn Cross
Underlying Securities | shares		200,000
Exercise Price | $ / shares		$ 16.45
Fair Value as of Grant Date | $		$ 1,347,228
Underlying Security Market Price Change		2.4